Risks and Concentration - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts receivable current	¥ 7,128	$ 1,092	¥ 2,872
Credit Concentration Risk [Member]
Accounts receivable current	¥ 7,128		¥ 2,872